34. EVENTS AFTER THE REPORTING PERIOD (Details Narrative) - Events Before Reporting Period [member] ر.س in Thousands, R$ in Thousands	Jan. 18, 2021 BRL (R$)	Jan. 18, 2021 SAR (ر.س)	May 07, 2020	Mar. 09, 2020 BRL (R$)
Disclosure of non-adjusting events after reporting period [line items]
Percentage of capital stock held			100.00%
Hungry Bunny Limited [member] | Share purchase agreement [member]
Disclosure of non-adjusting events after reporting period [line items]
Preliminary goodwill	R$ 12,684
Amount equivalent	R$ 41,620
Hungry Bunny Limited [member] | Share purchase agreement [member] | Saudi Arabia, Riyals
Disclosure of non-adjusting events after reporting period [line items]
Preliminary goodwill | ر.س		ر.س 9,013
Amount equivalent | ر.س		ر.س 29,793
One Foods Holdings Ltd [member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of capital stock held				100.00%
Amount equivalent				R$ 238,383
Percentage of minority stake				25.00%
One Foods Holdings Ltd [member] | U.S. dollars (USD)
Disclosure of non-adjusting events after reporting period [line items]
Amount equivalent				R$ 40,825